Note 10 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8. STOCKHOLDERS’ EQUITY

The following table reflects balances in our outstanding preferred stock, common stock, and treasury stock as of the periods reflected in our financial statements. There were no transactions in the three months ended March 31, 2014.

	Preferred Stock	Common Stock	Treasury Stock
BALANCE, JANUARY 1, 2014	2,000,000	33,796,389	8,334

BALANCE, MARCH 31, 2014	2,000,000	33,796,389	8,334

Preferred Stock

The Company currently reflects 2,008,366 shares of 10% Series C Cumulative Preferred Stock on its books. The Company has authorized 2,000,000 shares of its 10% Series C Preferred Stock in its certificate of designation for such preferred stock. The balance of 8,366 shares refers to shares that the Company has not yet issued because of i) claims the Company has against such holders for breaches of various agreements which the Company is currently pursuing legal action to recover and ii) outstanding conversion applications from Series B Debentures to Series C Preferred Stock at the time of the report.

The Company has authorized a total of 10,000,000 shares for five classes of Preferred Stock, which includes an authorization limit of 2,000,000 shares of our Series C Preferred Stock. Series A Preferred Stock has been fully converted to Series C Preferred Stock, Series B Preferred Stock has been fully converted to common stock, Series D and Series E Preferred Stock have not been issued as of March 31, 2014. The Series C Preferred Stock is redeemable solely at the Company’s option after June 30, 2015 at the stated value of $25.00 per share. The Series C Preferred Stock pays a dividend at 10% per annum. If it is ever redeemed, a deemed dividend of the variance between the stated value and the carrying value will be recognized upon redemption.

Common Stock

We have 90,000,000 authorized shares of common stock. We cannot pay any dividends on our common stock until all Series C cumulative preferred dividends have been satisfied.

Common Stock Warrants

The following is a summary of warrant activity for the three months ended March 31, 2014.

	Shares	Weighted Average Exercise Price	Weighted Average Expected Life
Outstanding - Beginning of Period	3,531,631	$1.98	0.78
Granted	100,879	$2.25	4.91
Exercised	-
Expired	(3,007,500)	$2.01
Outstanding - End of Period	625,010	$1.87	4.61
Exercisable - End of Period	625,010	$1.87	4.61

In the first quarter of 2014, the Company issued a total of 100,879 warrants, which expire five years from their issue dates, with an exercise price of $2.25 in connection with private debt placements.

NOTE10. STOCKHOLDERS’ EQUITY

The following table reflects changes in our outstanding preferred stock, common stock, and treasury stock during the periods reflected in our financial statements:

	Preferred Stock	Common Stock	Treasury Stock	KSOP
January 1, 2012	15,780	26,177,989	13,985	15,200
Issued shares of Series C Preferred Stock in Hunter Disposal acquisition	88,000	—	—	—
Issued shares of Series C Preferred Stock in Blue Water acquisition	20,000	—	—	—
Issued shares of Series C Preferred Stock in joint venture agreement	16,000	—	—	—
Issued shares of Series C Preferred Stock in Virco acquisition	91,425	—	—	—
Issued shares of Series C Preferred Stock in White Top and Blackwater acquisition	41,000	—	—	—
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures	232,536	—	—	—
Issued shares of Series C Preferred Stock in public offering	727,183	—	—	—
Issued shares of Series C Preferred Stock in exchange for Series A Preferred Stock	345,000	—	—	—
Received shares of Series A Preferred Stock in exchange for Series C Preferred Stock	(5,978)	—	—	—
Issued shares of common stock in exchange for Series B Preferred Stock	(9,802)	2,450,500	—	—
Issued shares of common stock in Hunter Disposal acquisition	—	1,846,722	—	—
Issued shares for Share based payments	—	1,328,059	(13,984)	—
Issued shares of common stock upon exercise of warrants	—	70,000	—	—
Issued shares of common stock upon acquisitions	—	1,080,004	—	—
Issued shares of common stock in ATM public offering	—	167,209	—	—

December 31, 2012	1,561,144	33,120,483	1	15,200
Issued shares of Series C Preferred Stock in public offering	265,436	—	—	—
Issued shares of common stock upon exercise of warrants	—	12,500	—	—
Issued shares of common stock upon exercise of stock options	—	100,000	—	—
Issued shares of common stock in public offering	—	221,946	—	—
Issued shares of common stock for share based payments	—	150,835	—	—
Issued shares of common stock for stock compensation	—	116,771	—	—
Issued shares of Series C Preferred Stock in private placement	181,786	—	—	—
Issued shares of KSOP	—	73,854	—	—
Adjustment of Series C Preferred Stock	(8,366)	—	—	—
Allocation of unearned shares in KSOP	—	—	—	(15,200)
Purchase of treasury stock			8,333

December 31, 2013	2,000,000	33,796,389	8,334	—

Preferred Stock

The Company currently reflects 2,008,366 shares of 10% Series C Cumulative Preferred Stock on its books. The Company has authorized 2,000,000 shares of its 10% Series C Preferred Stock in its certificate of designation for such preferred stock. The balance of 8,366 shares refers to shares that the Company has not yet issued because of i) claims the Company has against such holders for breaches of various agreements which the Company is currently pursuing legal action to recover and ii) outstanding conversion applications from Series B Debentures to Series C Preferred Stock at the time of the report.

The Company has authorized a total of 10,000,000 shares for five classes of Preferred Stock, which includes an authorization limit of 2,000,000 shares of our Series C Preferred Stock. Series A Preferred Stock has been fully converted to Series C Preferred Stock, Series B Preferred Stock has been fully converted to common stock, Series D and Series E Preferred Stock have not been issued as of December 31, 2013. The Series C Preferred Stock is redeemable solely at the Company’s option after June 30, 2015 at the stated value of $25.00 per share. The Series C Preferred Stock pays a dividend at 10% per annum. If it is ever redeemed, a deemed dividend of the variance between the stated value and the carrying value will be recognized upon redemption.

We were not able to pay dividends in cash on our Series A Preferred Stock for the quarters ending December 31, 2008 through September 30, 2012. In accordance with the terms of this preferred stock, accrued dividends of $2.3 million were added to the stated value of the preferred stock through June 30, 2012. On August 27, 2012, we exchanged 345,000 shares of our Series C Preferred Stock with a fair value of $7,701,435, based on the closing trading price of $22.32 per share on August 27, 2012 and a liquidation preference of $8,625,000, based on stated liquidation price of $25.00 per share for all of the outstanding Series A Preferred Stock, plus accrued dividends through August 27, 2012. The stated value, including accrued dividends, of the 5,978 shares of Series A Preferred Stock received in exchange was $8,625,000. We recorded a deemed dividend of $(923,565) as a result of this transaction. Also on August 27, 2012, we exchanged 2,450,500 shares of our common stock for all of the outstanding Series B Preferred Stock. The stated value of the 9,802 shares of Series B Preferred Stock received in exchange was $9,802,000. The exchange rate used to calculate the number of common shares issued was $4.00 per share. The Series B Preferred Stock was convertible into shares of our common stock at $7.50 per share by its terms of the original issuance. As a result of the exchange, we recognized a deemed dividend payment of $2,573,025.

During 2012, we further reduced the stated value of our non-convertible 10% Series C Preferred Stock (liquidation preference of $25.00 per share) to reflect discounts and expenses associated with acquisitions of White Top, Blackwater and Virco as well as our public offering executed in December of 2012. The reduction of the stated value, if ever redeemed solely at the Company’s option after June 30, 2015, or due to a change of control, will be treated as a dividend upon exchange of our Series C Preferred Stock.

On February 17, 2012, we issued 22,000 shares of our 10% Series C Preferred Stock as partial consideration in our acquisition of Hunter Disposal. On April 25, 2012, we changed the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our 10% Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock. See Note 5–Acquisitions and Divestitures, for additional information. The Series C Cumulative Preferred Stock earns 10% dividends paid monthly and is not convertible into common shares of the company except for under certain circumstances in the event of a change of control.

On April 27, 2012, the Company issued 20,000 shares of our 10% Series C Preferred Stock as partial consideration in the closing of the Blue Water Acquisition. See Note 5–Acquisitions and Divestitures, for additional information.

On June 29, 2012, the Company issued 16,000 shares of our 10% Series C Preferred Stock as partial consideration in the closing of four permitted disposal well sites for the Eagle Ford Water Hunter Joint Venture.

On July 31, 2012, the Company closed a public offering of 425,000 shares of its non-convertible 10% Series C Preferred Stock (liquidation preference of $25.00 per share) at a public offering price of $21.00 per share. The net proceeds to the Company from the offering were approximately $7.9 million, net of underwriter discounts, commissions and estimated offering expenses.

On November 27, 2012, the Company issued 91,425 shares of our 10% Series C Preferred Stock as partial consideration in the closing of the Virco Acquisition. See Note 5–Acquisitions and Divestitures, for additional information.

On December 31, 2012, the Company issued 41,000 shares of our 10% Series C Preferred Stock as partial consideration in the closing of the White Top and Blackwater Acquisition. See Note 5–Acquisitions and Divestitures, for additional information.

On December 11, 2012, the Company closed a public offering of 300,000 shares of its non-convertible 10% Series C Preferred Stock (liquidation preference of $25.00 per share) at a public offering price of $21.00 per share. The net proceeds to the Company from the offering were approximately $5.9 million, net of underwriter discounts, commissions and estimated offering expenses. We sold an additional 2,183 shares through our At-The-Market (“ATM”) facility for net proceeds of $42,941 in December 2012.

During the year ended December 31, 2012, the Company issued 232,536 shares of our 10% Series C Preferred Stock upon conversion of $5.2 million in principal along with accrued interest of $602 thousand on our Series B Debentures.

During the first quarter of 2013, the Company issued the remaining Series C Preferred Stock under its then current registration statement. The net cash proceeds received upon issuance of these securities were approximately $4.8 million for the issuance of 265,436 shares of Series C Preferred Stock through our At-The-Market (“ATM”) facility.

On September 19, 2013, the Company sold in a private placement, 181,786 units consisting of an aggregate of 181,786 shares of Series C Preferred Stock and 282,778 common stock warrants. The net cash proceeds received upon issuance of these securities were approximately $3.1 million. The Company issued 150,835 shares of common stock as compensation for services rendered in connection with the transaction to the placement agent. As part of the agreement with the purchasers of the securities, the Company agreed to register the shares within 90 days of September 19, 2013, which it did.

Common Stock and Common Stock Warrants

We have 90,000,000 authorized shares of common stock. We cannot pay any dividends on our common stock until all Series A and Series C cumulative preferred dividends have been satisfied. All Series A cumulative preferred dividends were paid in the exchange of Series C Preferred Stock on August 27, 2012.

On February 17, 2012, the Company issued 1,846,722 shares of common stock with a fair market value of $3.3 million based on stock price of $1.79, as partial consideration in the acquisition of Hunter Disposal. See Note 5–Acquisitions and Divestitures, for additional information.

On June 27, 2012, the Company issued 247,876 shares of our common stock valued at $512 thousand (based on a closing price of $2.11 per share as of June 27, 2012) as partial consideration for entry into the joint venture agreement with Blue Water Energy Solutions, LLC.

On June 29, 2012, the Company issued 242,471 shares of our common stock valued at $506 thousand, (based on a closing price of $2.04 per share as of June 29, 2012) as partial consideration for the acquisition of four permitted disposal well sites for the Eagle Ford Water Hunter Joint Venture.

On December 20, 2012, the Company amended a public offering to include issuance of common stock, par value $0.001 per share, as well as 10% Series C Preferred Stock (liquidation preference of $25.00 per share) at a public offering price of $21.00 per share. The shares are to be sold from time to time at market.

On December 31, 2012, the Company issued 589,657 of our common stock valued at $955,244 (based on a closing price of $1.62 per share as of December 31, 2012) as partial consideration for the acquisition of White Top and Blackwater.

During the year ended December 31, 2012, the Company issued 1,111,111 shares of common stock to Gary C. Evans for payment of a Board of Director and Stockholder approval fee for providing a line of credit to the Company for up to $2 million. The shares were valued at $2.0 million based on the closing price of $1.81 per share on November 26, 2012, the date the transaction was approved by stockholders. The Company also issued 111,848 of our common stock valued at $202 thousand based on the closing price of $1.81 per share, to executive officers of the Company for deferred and bonus pay approved by the stockholders at our annual meeting on November 26, 2012.

During the year ended December 30, 2012, the Company issued 70,000 shares of common stock upon exercise of 70,000 of our $1.50 warrants.

In the first quarter of 2013, the Company issued the remaining common stock under its then current registration statement. The net cash proceeds received upon issuance of 221,946 shares of these securities was approximately $340 thousand through our ATM facility.

On September 19, 2013, the Company issued 150,835 shares as compensation to the placement agent for services rendered in connection with a transaction. The Company agreed to register the shares within 90 days, which it did.

Treasury Stock

During the year ended December 31, 2012, the Company issued 13,984 shares of the Company’s common stock out of treasury, with a cost of $211 thousand, for payment of shares owed for fully vested share grants under our share based compensation plan.

During the year ended December 31, 2013, the Company purchased 8,333 shares of common stock from an officer of the Company for $9 thousand based on the market closing price on the day of the transaction. The stock is being held by the Company as treasury stock.

Common Stock Warrants

The following is a summary of warrant activity for the two years ended December 31, 2013 and 2012.

	2013			2012
	Shares	Weighted Average Exercise Price	Weighted Average Expected Life	Shares	Weighted Average Exercise Price	Weighted Average Expected Life
Outstanding—Beginning of Year	3,020,000	$2.01	1.08	3,549,047	$1.94	1.85
Granted	524,131	$1.79	4.81	—	—	0.00
Exercised	(12,500)	$1.50		(70,000)	$1.50
Expired	—	$0.00		(459,047)	$1.50
Outstanding—End of Year	3,531,631	$1.98	0.78	3,020,000	$2.01	1.08
Exercisable—End of Year	3,531,631	$1.98		3,020,000	$2.01

On September 19, 2013, the Company issued 282,778 warrants, which expire five years from their issue date, with an exercise price of $2.25 per share in connection with the sale of Series C Preferred Stock.

In the fourth quarter of 2013, the Company issued a total of 134,211 warrants, which expire five years from their issue dates, with an exercise price of $2.25 in connection with private debt placements. 17,776 of these warrants were issued to officers of the Company.

On December 12, 2013, the Company issued 107,142 warrants, which expire five years from their issue date, with an exercise price of $0.01 to the Company’s Chairman in connection with a loan made to the Company by the Chairman.

Employee Benefit Plans

The Company sponsors a defined contribution 401KSOP plan that is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Under this plan, the Company matches a percentage of the participants’ contributions up to a specified amount. Contributions to the plans were $141,873 and $164,628 for the years ended December 31, 2013 and 2012, respectively.